AMG GW&K High Income Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2021
	Principal Amount	Value
Corporate Bonds and Notes - 97.4%
Financials - 15.4%
Ally Financial, Inc. Series B (4.700% to 05/15/26 then U.S. Treasury Yield Curve CMT 5 year + 3.868%), 4.700%, 05/15/26[1,2,3]	$190,000	$197,762
The Charles Schwab Corp. Series I (4.000% to 06/01/26 then U.S. Treasury Yield Curve CMT 5 year + 3.168%), 4.000%, 06/01/26[1,2,3]	241,000	251,242
Citigroup, Inc. (3.875% to 02/18/26 then U.S. Treasury Yield Curve CMT 5 year + 3.417%), 3.875%, 02/18/26[1,2,3]	40,000	40,892
The Goldman Sachs Group, Inc. Series S (4.400% to 02/10/25 then U.S. Treasury Yield Curve CMT 5 year + 2.850%), 4.400%, 02/10/25[1,2,3]	143,000	147,826
MetLife, Inc. Series G (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,2,3,4]	189,000	198,214
Morgan Stanley Series M (5.875% to 09/15/26 then 3 month LIBOR + 4.435%), 5.875%, 09/15/26[1,2,3,4]	210,000	242,272
Navient Corp. 6.125%, 03/25/24	193,000	206,655
OneMain Finance Corp. 7.125%, 03/15/26	175,000	202,781
SBA Communications Corp. 3.875%, 02/15/27	180,000	186,525
Service Properties Trust 7.500%, 09/15/25	360,000	404,578
SLM Corp. 4.200%, 10/29/25	286,000	306,621
Starwood Property Trust, Inc. 4.750%, 03/15/25	446,000	469,415
VICI Properties LP/VICI Note Co., Inc. 3.500%, 02/15/25[5]	120,000	122,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.500%, 03/01/25[5]	185,000	188,700

Total Financials		3,165,883
Industrials - 80.0%
AECOM 5.125%, 03/15/27	184,000	203,780
	Principal Amount	Value

Allegheny Technologies, Inc. 7.875%, 08/15/23[6]	$459,000	$516,375
American Airlines Inc/AAdvantage Loyalty IP, Ltd. 5.500%, 04/20/26[5]	235,000	247,044
American Axle & Manufacturing, Inc. 6.250%, 03/15/26[4]	164,000	168,510
Apache Corp. 4.625%, 11/15/25	351,000	378,687
Aramark Services, Inc. 5.000%, 02/01/28[4,5]	100,000	102,750
ArcelorMittal, S.A. (Luxembourg) 4.250%, 07/16/29[4]	181,000	198,792
Avient Corp. 5.750%, 05/15/25[5]	140,000	147,525
Ball Corp. 5.250%, 07/01/25	135,000	150,356
Caesars Entertainment, Inc. 6.250%, 07/01/25[5]	185,000	194,760
CDW LLC/CDW Finance Corp. 5.500%, 12/01/24	145,000	159,681
Clearwater Paper Corp. 5.375%, 02/01/25[5]	255,000	274,762
Cleveland-Cliffs, Inc. 4.875%, 03/01/31[4,5]	90,000	92,925
Cogent Communications Group, Inc. 3.500%, 05/01/26[5]	200,000	202,750
Continental Resources, Inc. 4.375%, 01/15/28[4]	138,000	152,662
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	205,000	253,175
CSC Holdings LLC 5.250%, 06/01/24	167,000	178,887
DCP Midstream Operating LP 5.375%, 07/15/25	276,000	304,980
Delta Air Lines, Inc. 7.375%, 01/15/26	251,000	295,606
DISH DBS Corp. 7.750%, 07/01/26	175,000	197,531
Embraer Netherlands Finance BV (Netherlands) 5.050%, 06/15/25	220,000	231,550
Encompass Health Corp. 4.500%, 02/01/28	191,000	198,218
FMG Resources August 2006 Pty, Ltd. (Australia) 5.125%, 05/15/24[4,5]	135,000	144,153
Ford Motor Co.
4.346%, 12/08/26	364,000	387,660
5.291%, 12/08/46	88,000	98,010

Fortress Transportation and Infrastructure Investors LLC 6.500%, 10/01/25[5]	175,000	180,488

AMG GW&K High Income Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 80.0% (continued)

Freeport-McMoRan, Inc. 5.400%, 11/14/34[4]	$78,000	$93,698
General Electric Co. Series D (3 month LIBOR + 3.330%), 3.446%, 12/15/21[2,3]	483,000	473,161
G-III Apparel Group, Ltd. 7.875%, 08/15/25[5]	180,000	195,075
The Goodyear Tire & Rubber Co. 4.875%, 03/15/27[4]	283,000	305,286
Griffon Corp. 5.750%, 03/01/28	100,000	105,000
Hanesbrands, Inc. 4.875%, 05/15/26[5]	170,000	184,110
HCA, Inc. 5.375%, 02/01/25	87,000	97,223
Hexcel Corp. 4.950%, 08/15/25[6]	168,000	186,039
Hilton Domestic Operating Co., Inc. 4.875%, 01/15/30	98,000	105,130
Howmet Aerospace, Inc. 6.875%, 05/01/25	212,000	248,044
Hudbay Minerals, Inc. (Canada) 4.500%, 04/01/26[5]	450,000	445,500
IEA Energy Services LLC 6.625%, 08/15/29[5]	45,000	44,582
KB Home 4.000%, 06/15/31	95,000	97,494
Kraft Heinz Foods Co. 4.375%, 06/01/46	86,000	97,842
Lumen Technologies Inc 5.625%, 04/01/25	279,000	303,412
Macy's Retail Holdings, LLC
3.625%, 06/01/24[4]	139,000	143,170
4.500%, 12/15/34	107,000	105,241

Matador Resources Co. 5.875%, 09/15/26	250,000	258,125
Mattel, Inc. 3.375%, 04/01/26[5]	240,000	247,464
Meritage Homes Corp. 6.000%, 06/01/25	163,000	184,190
Meritor, Inc. 6.250%, 06/01/25[5]	260,000	273,312
Methanex Corp. (Canada) 4.250%, 12/01/24[4]	241,000	254,255
MGM Resorts International 5.750%, 06/15/25	233,000	253,970
Newell Brands, Inc. 4.875%, 06/01/25	180,000	198,666
	Principal Amount	Value

Nordstrom, Inc. 4.000%, 03/15/27[4]	$282,000	$291,364
Novelis Corp. 3.250%, 11/15/26[5]	100,000	101,418
NuStar Logistics LP
5.625%, 04/28/27	113,000	120,345
5.750%, 10/01/25	115,000	124,231
Occidental Petroleum Corp.
5.500%, 12/01/25[4]	35,000	38,763
6.375%, 09/01/28	220,000	257,400

Olin Corp. 9.500%, 06/01/25[5]	175,000	218,094
Ovintiv Exploration Inc 5.625%, 07/01/24	356,000	394,695
Owens-Brockway Glass Container, Inc. 6.375%, 08/15/25[5]	220,000	243,650
Penn National Gaming, Inc. 4.125%, 07/01/29[5]	200,000	197,680
Penske Automotive Group, Inc. 3.500%, 09/01/25	192,000	197,520
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.750%, 04/15/26[5]	250,000	270,440
PTC, Inc. 3.625%, 02/15/25[5]	295,000	299,425
QVC, Inc. 4.450%, 02/15/25	234,000	250,380
Royal Caribbean Cruises, Ltd. (Liberia) 7.500%, 10/15/27[4]	116,000	134,850
Sally Holdings LLC/Sally Capital, Inc. 8.750%, 04/30/25[5]	130,000	140,075
Sealed Air Corp. 5.500%, 09/15/25[5]	200,000	222,500
Southwestern Energy Co. 6.450%, 01/23/25[6]	184,000	202,597
Sprint Corp. 7.125%, 06/15/24	169,000	192,356
Square, Inc. 2.750%, 06/01/26[5]	60,000	60,819
Telecom Italia S.P.A. (Italy) 5.303%, 05/30/24[5]	400,000	430,880
Tenet Healthcare Corp. 4.875%, 01/01/26[5]	190,000	196,635
Teva Pharmaceutical Finance Netherlands III (Netherlands) 2.800%, 07/21/23	200,000	198,808
TransDigm, Inc. 6.250%, 03/15/26[5]	190,000	198,810
Travel + Leisure Co. 5.650%, 04/01/24[6]	181,000	195,426

AMG GW&K High Income Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 80.0% (continued)

Twilio, Inc. 3.625%, 03/15/29	$80,000	$81,840
United Airlines Holdings, Inc. 5.000%, 02/01/24	290,000	298,700
United States Steel Corp. 6.875%, 03/01/29[4]	94,000	100,224
Western Midstream Operating LP 4.650%, 07/01/26	184,000	199,016

Total Industrials		16,420,547
Utilities - 2.0%
NRG Energy, Inc. 5.250%, 06/15/29[5]	185,000	196,794
SM Energy Co. 5.625%, 06/01/25	217,000	218,243

Total Utilities		415,037

Total Corporate Bonds and Notes (Cost $19,815,447)		20,001,467
Short-Term Investments - 6.9%
Joint Repurchase Agreements - 6.9%[7]
Daiwa Capital Markets America, dated 09/30/21, due 10/01/21, 0.050% total to be received $428,306 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 11/15/21 - 10/01/51, totaling $436,871)	428,305	428,305
	Principal Amount	Value

RBC Dominion Securities, Inc., dated 09/30/21, due 10/01/21, 0.050% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 10/31/21 - 05/01/58, totaling $1,020,000)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		1,428,305

Total Short-Term Investments (Cost $1,428,305)		1,428,305
Total Investments - 104.3% (Cost $21,243,752)		21,429,772
Other Assets, less Liabilities - (4.3)%		(887,457)
Net Assets - 100.0%		$20,542,315

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2021. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.
[3]	Variable rate security. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[4]	Some of these securities, amounting to $2,137,934 or 10.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the value of these securities amounted to $6,065,520 or 29.5% of net assets.
[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes	—	$20,001,467	—	$20,001,467
Short-Term Investments
Joint Repurchase Agreements	—	1,428,305	—	1,428,305
Total Investments in Securities	—	$21,429,772	—	$21,429,772
For the period ended September 30, 2021, there were no transfers in or out of Level 3.

AMG GW&K High Income Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,137,934	$1,428,305	$779,857	$2,208,162
The following table summarizes the securities received as collateral for securities lending at September 30, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-3.875%	10/07/21-02/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.